Consolidated Balance Sheet - USD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Current assets
Cash and cash equivalents	$ 2,305	$ 3,380
Current investments	880	320
Trade receivables	2,995	2,639
Unbilled revenues	1,526	1,030
Prepayments and other current assets	1,133	912
Income tax assets	7
Derivative financial instruments	19	26
Total current assets	8,865	8,307
Non-current assets
Property, plant and equipment	1,793	1,863
Right of use assets	636	656
Goodwill	817	832
Intangible assets	225	283
Non-current investments	1,801	1,623
Unbilled revenues	124	81
Deferred income tax assets	160	150
Income tax assets	805	795
Other non-current assets	329	235
Total non-current assets	6,690	6,518
Total assets	15,555	14,825
Current liabilities
Trade payables	545	362
Lease liabilities	115	101
Derivative financial instruments	8	8
Current income tax liabilities	344	294
Unearned revenues	834	554
Employee benefit obligations	288	276
Provisions	129	97
Other current liabilities	2,170	1,572
Total current liabilities	4,433	3,264
Non-current liabilities
Lease liabilities	607	627
Deferred income tax liabilities	153	120
Employee benefit obligations	12	13
Other non-current liabilities	356	299
Total liabilities	5,561	4,323
Equity
Share capital – ₹5/- ($0.16) par value 4,800,000,000 (4,800,000,000) authorized equity shares, issued and outstanding 4,193,012,929 (4,245,146,114) equity shares fully paid up, net of 13,725,712, (15,514,732) treasury shares each as at March 31, 2022 (March 31, 2021), respectively	328	332
Share premium	337	359
Retained earnings	11,672	12,087
Cash flow hedge reserve	1	2
Other reserves	1,170	908
Capital redemption reserve	21	17
Other components of equity	(3,588)	(3,263)
Total equity attributable to equity holders of the company	9,941	10,442
Non-controlling interests	53	60
Total equity	9,994	10,502
Total liabilities and equity	15,555	14,825
Commitments and contingent liabilities